UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   06/30/2011

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $229,959.27


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED			NONE
Pfizer				COM		717081103	16266.33	789,627.67	SH 	SOLE		N/A		789,627.67	0			0
Berkshire Hathaway Class B	COM		84670207	14236.90	183,963		SH 	SOLE		N/A		183,963		0			0
Canadian Natural Resources	COM		136385101	11892.91	284,111.54	SH 	SOLE		N/A		284,111.54	0			0
Microsoft			COM		594918104	11521.11	443,119.59	SH 	SOLE		N/A		443,119.59	0			0
Wal-Mart Stores			COM		931142103	11099.26	208,868.25	SH 	SOLE		N/A		208,868.25	0			0
Cisco Systems			COM		17275R102	10677.30	684,004.11	SH 	SOLE		N/A		684,004.11	0			0
Fairfax Financial		COM		303901102	10541.16	26,278		SH 	SOLE		N/A		26,278		0			0
Johnson & Johnson		COM		478160104	10327.11	155,248.18	SH 	SOLE		N/A		155,248.18	0			0
Conocophillips			COM		20825C104	10211.64	135,811.09	SH 	SOLE		N/A		135,811.09	0			0
Visa				COM		92826C839	9890.96		117,386.24	SH 	SOLE		N/A		117,386.24	0			0
Lockheed Martin			COM		539830109	9374.63		115,779.08	SH 	SOLE		N/A		115,779.08	0			0
Google				COM		38259P508	9019.64		17,812		SH 	SOLE		N/A		17,812		0			0
Exelon				COM		30161N101	8732.62		203,842.63	SH 	SOLE		N/A		203,842.63	0			0
U S Bancorp			COM		902973304	8378.90		328,455.62	SH 	SOLE		N/A		328,455.62	0			0
Bank of America			COM		60505104	8058.65		735,278.53	SH 	SOLE		N/A		735,278.53	0			0
Citigroup			COM		172967101	7800.05		187,321.06	SH 	SOLE		N/A		187,321.06	0			0
Procter & Gamble		COM		742718109	7178.18		112,917.75	SH 	SOLE		N/A		112,917.75	0			0
Home Depot			COM		437076102	6893.50		190,323.15	SH 	SOLE		N/A		190,323.15	0			0
American Express		COM		25816109	6632.59		128,289.86	SH 	SOLE		N/A		128,289.86	0			0
Contango Oil & Gas		COM		21075N204	6378.61		109,148		SH 	SOLE		N/A		109,148		0			0
Wells Fargo			COM		949746101	6008.91		214,144.88	SH 	SOLE		N/A		214,144.88	0			0
Mastercard			COM		57636Q104	5561.23		18,455		SH 	SOLE		N/A		18,455		0			0
Coca Cola			COM		191216100	5239.46		77,863.80	SH 	SOLE		N/A		77,863.80	0			0
Automatic Data Processing	COM		53015103	3914.81		74,313		SH 	SOLE		N/A		74,313		0			0
United Healthcare		COM		91324P102	3593.78		69,674		SH 	SOLE		N/A		69,674		0			0
Sysco				COM		871829107	3454.19		110,782.31	SH 	SOLE		N/A		110,782.31	0			0
Covidien			COM		G2554F105	2528.27		47,497.07	SH 	SOLE		N/A		47,497.07	0			0
Ensco				COM		26874Q100	1892.84		35,513		SH 	SOLE		N/A		35,513		0			0
Paychex				COM		704326107	931.97		30,337.72	SH 	SOLE		N/A		30,337.72	0			0
Pepsico				COM		713448108	553.32		7,856.29	SH 	SOLE		N/A		7,856.29	0			0
B P Prudhoe Bay Royalty Trust	COM		55630107	446.64		4,000		SH 	SOLE		N/A		4,000		0			0
Aon Corporation			COM		37389103	361.20		7,041		SH 	SOLE		N/A		7,041		0			0
National Fuel Gas		COM		636180101	122.30		1,680		SH 	SOLE		N/A		1,680		0			0
Thermo Fisher Scientific	COM		883556102	120.60		1,873		SH 	SOLE		N/A		1,873		0			0
Contango Ore Inc		COM		21077F100	117.69		9,053		SH 	SOLE		N/A		9,053		0			0